Tax Free Fund II For Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (26.82%)
US Government and Agency Obligations (26.82%)
$ 3,000,000	Federal Farm Credit Banks Funding Corp.(a)	4.850%	04/28/42	$2,912,755
2,000,000	Federal Farm Credit Banks Funding Corp.(a)	5.480%	06/27/42	1,962,065
2,000,000	Federal Home Loan Banks(a),(b)	5.110%	08/15/42	1,966,239
2,100,000	Federal Home Loan Banks(a)	5.200%	09/28/37	2,083,912
1,600,000	Federal Home Loan Banks(b)	5.500%	07/15/36	1,725,159

				10,650,130

Total Government Bonds
(Cost $10,762,436)				10,650,130

Mortgage-Backed Securities (1.55%)
Collateralized Mortgage Obligations (1.55%)
924,826	Doral Financial Participation Certificate 2004(c)	3.573%	01/01/29	615,009

Total Mortgage-Backed Securities
(Cost $924,826)				615,009

Municipal Bonds (73.37%)
Illinois (4.66%)
1,745,000	State of Illinois, Build America Bonds, General Obligation Unlimited	7.100%	07/01/35	1,851,553

New York (8.77%)
883,656	New York State Dormitory Authority, Build America Bonds Series H, Revenue Bonds(d)	5.289%	03/15/33	895,015
2,600,000	New York State Dormitory Authority, Build America Bonds Series H, Revenue Bonds(d)	5.389%	03/15/40	2,590,119

				3,485,134

Puerto Rico (59.94%)
45,000	Puerto Rico Electric Power Authority, Series TT, Revenue Bonds(a),(d),(e)	5.000%	07/01/18	34,425
70,000	Puerto Rico Electric Power Authority, Series ZZ, Revenue Bonds(d),(e)	5.000%	07/01/19	53,550
120,000	Puerto Rico Electric Power Authority, Series ZZ, Revenue Bonds(d),(e)	5.250%	07/01/18	91,800
20,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, Revenue Bonds(a),(c),(d),(e)	7.000%	12/20/18	7,492
985,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, Revenue Bonds(a),(c),(d),(e)	7.250%	12/20/30	368,981
4,509,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(d),(f)	0.000%	07/01/46	1,677,183
7,759,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(d),(f)	0.000%	07/01/51	2,107,941
3,864,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.329%	07/01/40	3,864,604
752,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.500%	07/01/34	752,082
115,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.536%	07/01/53	109,509
381,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.550%	07/01/40	382,222
2,793,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.750%	07/01/53	2,757,308

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Tax Free Fund II For Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Municipal Bonds (73.37%) (continued)
$ 3,159,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.784%	07/01/58	$3,089,999
8,520,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	5.000%	07/01/58	8,506,175

				23,803,271

Total Municipal Bonds
(Cost $28,380,192)				29,139,958

Total Investments (101.74%)
(Cost $40,067,454)				$40,405,097
Liabilities in Excess of Other Assets (-1.74%)				(691,823)

NET ASSETS (100.00%)				$39,713,274

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(e)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Santander Capital(a)	Federal Home Loan Banks 5.110% due 8/15/2042	3.83%	6/23/2026	7/1/2026	$500,426	$560,378	$500,000
Santander Capital(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.83%	6/23/2026	7/7/2026	$726,080	$787,104	$725,000

							$1,225,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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